OTHER LIABILITIES (Details Narrative)	1 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 Number	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other Liabilities (Textual)
Number of machines | Number		2
Gain (loss) on sale of assets	$ 19,107
Other liabilities			$ 4,595	$ 6,377	$ 12,549